Property, plant and equipment (Details) - GBP (£)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment	£ 1,616,000	£ 681,000	£ 2,689,000	£ 1,275,000
Disposals			0
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions			14,346,000
Cost | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions			10,506,000
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Additions			139,000
Reclassification of assets to			18,392,000
Cost | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions			121,000
Cost | Office Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions			47,000
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions			3,533,000
Reclassification of assets to			4,483,000
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment			£ 2,689,000